OTHER RESERVES (Details) - Schedule of Other Reserves - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	£ 6,348	£ 6,348	£ 6,348
Cash flow hedging reserve	1,507	1,556	1,110
Foreign currency translation reserve	(116)	(116)	(114)
At 31 December	7,181	7,250	6,965
The Bank
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Merger reserve	0	0	0
Cash flow hedging reserve	1,367	1,607	1,268
Foreign currency translation reserve	1	0	(6)
At 31 December	1,382	1,710	1,543
Debt securities | The Group
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	(558)	(538)	(379)
Debt securities | The Bank
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	14	103	281
Equity securities | The Group
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	0	0	0
Equity securities | The Bank
OTHER RESERVES (Details) - Schedule of Other Reserves [Line Items]
Revaluation reserve at fair value through other comprehensive income	£ 0	£ 0	£ 0